COMPONENTS OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Payables and Accruals [Abstract]
Salaries and other compensation	$ 634	$ 737	$ 158
Vendors	1,168	671	3,194
Professional fees	404	329	126
Total accrued expenses	$ 2,206	$ 1,737	$ 3,478